Income from operations - Disaggregation of Sales per segment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Income from operations [Line Items]
Revenue from contracts with customers		€ 19,073		€ 19,003	€ 17,700
Revenue From Other Sources	[1]	462		479	421
Revenue		19,535		19,482	18,121
Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers		8,129		8,417
Revenue From Other Sources		46		68
Revenue		8,175	[2]	8,485	7,726
Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers		5,147		4,263
Revenue From Other Sources		417		411
Revenue		5,564		4,674	4,341
Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers		5,407		5,854
Revenue From Other Sources		0		0
Revenue		5,407		5,854	5,524
Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers		389		469
Revenue From Other Sources		0		0
Revenue		389		469	€ 530
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers		14,793		14,982
Goods or services transferred at point in time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers		5,132		5,428
Goods or services transferred at point in time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers		4,204		3,545
Goods or services transferred at point in time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers		5,396		5,848
Goods or services transferred at point in time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers		61		162
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,279		4,021
Goods or services transferred over time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers		2,998		2,988
Goods or services transferred over time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers		944		718
Goods or services transferred over time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers		11		6
Goods or services transferred over time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers		€ 327		€ 308

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million (2019: EUR 307 million)
[2]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2020 they received a corporate funding out of segment Other of EUR 38 million (2019: EUR 54 million) to support them during their emerging idea-to-market business phase.